Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of option activities for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2015	200,000	$0.20
Granted	460,000	5.83
Cancelled	(150,000)	0.20
Outstanding, September 30, 2016	510,000	$5.28	9.29	$275,500

Exercisable, September 30, 2016	50,000	$0.20	3.67	$275,500

Moleculin LLC [Member]
Schedule of Preferred Units [Table Text Block]
As of December 31, 2015 and 2014, the Preferred Units are summarized as follows:

	Units Outstanding
Series	December 31, 2015	December 31, 2014	Contribution
Series A-1	283,604	283,604	$150,000
Series A-2	1,595,552	1,595,552	600,000
Series A-3	1,942,400	1,942,400	513,672
Series A-4	9,694,264	9,694,264	9,356,514
Total	13,515,820	13,515,820	$10,620,186